Loans and Allowance for Loan Losses - Schedule of Details on Loans of Company (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Mortgage loans on real estate:
Total mortgage loans on real estate	$ 1,386,308	$ 1,273,553
Commercial loans	30,537	30,000
Agriculture loans	1,552	1,670
Consumer installment loans:
Total consumer installment loans	43,467	41,025
Other loans	9,250	10,530
Total Loans	1,471,114	1,356,778
Net deferred loan fees	(5,035)	(4,341)
Total loans	1,466,079	1,352,437
Less: Allowance for loan losses	(22,900)	(22,572)	$ (22,935)
Loans, net	1,443,179	1,329,865
Residential 1-4 Family [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	349,631	350,758
Consumer installment loans:
Total Loans	349,631	350,758
Less: Allowance for loan losses	(5,024)	(5,582)	(4,935)
Multifamily [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	49,564	31,242
Consumer installment loans:
Total Loans	49,564	31,242
Less: Allowance for loan losses	(619)	(172)	(77)
Commercial Real Estate [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	625,623	564,965
Consumer installment loans:
Total Loans	625,623	564,965
Less: Allowance for loan losses	(9,986)	(9,578)	(10,918)
Construction [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	275,319	245,830
Consumer installment loans:
Total Loans	275,319	245,830
Less: Allowance for loan losses	(5,136)	(5,578)	(5,159)
Farmland [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	32,114	30,236
Consumer installment loans:
Total Loans	32,114	30,236
Less: Allowance for loan losses	(654)	(795)	(618)
Second Mortgages [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	7,551	9,026
Consumer installment loans:
Total Loans	7,551	9,026
Less: Allowance for loan losses	(106)	(61)	(205)
Equity Lines of Credit [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	46,506	41,496
Consumer installment loans:
Total Loans	46,506	41,496
Less: Allowance for loan losses	(594)	(304)	$ (300)
Personal [Member]
Consumer installment loans:
Total consumer installment loans	40,196	37,745
Credit Cards [Member]
Consumer installment loans:
Total consumer installment loans	$ 3,271	$ 3,280